Condensed Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 74,941,000	$ 55,030,000	$ 85,305,000
Short-term marketable securities	498,487,000	109,988,000	106,845,000
Accounts receivable, net	9,257,000	4,807,000	5,582,000
Inventory	8,667,000	7,838,000	4,792,000
Prepaid expenses and other current assets	10,004,000	3,055,000	2,723,000
Total current assets	601,356,000	180,718,000	205,247,000
Long-term assets
Property and equipment, net	46,542,000	19,125,000	13,954,000
Long-term marketable securities	135,306,000		8,905,000
Restricted cash	2,138,000	61,000
Restricted cash and other assets		247,000	86,000
Intangible assets, net	12,356,000	13,626,000	15,325,000
Goodwill	118,972,000	118,972,000	118,972,000
Other assets	722,000	186,000
Total assets	917,392,000	332,688,000	362,489,000
Current liabilities
Accounts payable	2,421,000	1,793,000	1,964,000
Accrued liabilities	3,381,000	2,562,000	1,043,000
Accrued compensation and benefits	5,982,000	4,641,000	3,062,000
Current portion of deferred rent	324,000	1,109,000	886,000
Current deferred revenue	61,269,000	12,695,000	14,048,000
Total current liabilities	73,377,000	22,800,000	21,003,000
Long-term liabilities
Convertible preferred stock warrant liability		336,000	342,000
Deferred rent liability, less current portion	6,258,000	6,102,000	4,394,000
Financing obligation	23,449,000
Deferred revenue, less current portion	228,339,000	704,000
Other long-term liabilities	44,000		33,000
Total liabilities	331,467,000	29,942,000	25,772,000
Commitments and contingencies
Convertible preferred stock		560,858,000	561,333,000
Shareholders' equity (deficit)
Preferred stock
Common stock	12,000	1,000	1,000
Additional paid-in capital	930,208,000	37,902,000	24,972,000
Accumulated other comprehensive gain (loss)	572,000	(107,000)	(166,000)
Accumulated deficit	(344,867,000)	(295,908,000)	(249,423,000)
Total shareholders' equity (deficit)	585,925,000	(258,112,000)	(224,616,000)
Total liabilities, convertible preferred stock and shareholders' equity (deficit)	$ 917,392,000	$ 332,688,000	$ 362,489,000